Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of debt interest rate repricing [line items]
Total debt	£ (19,979)	£ (23,158)
Total interest bearing	(19,979)	(23,158)
Floating and Fixed Rate Debt [member] | Later Than One Year [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(3,785)	(3,398)
Floating and Fixed Rate Debt [member] | Between 1 and 2 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,714)	(4,030)
Floating and Fixed Rate Debt [member] | Between 2 and 3 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,490)	(1,576)
Floating and Fixed Rate Debt [member] | Between 3 and 4 Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,505)	(1,365)
Floating and Fixed Rate Debt [member] | Between 4 and 5 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(748)	(1,425)
Floating and Fixed Rate Debt [member] | Between Five and Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(4,736)	(4,411)
Floating and Fixed Rate Debt [member] | Greater Than Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(6,001)	(6,953)
Fixed interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	(18,355)	(22,355)
Floating interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	£ (1,624)	£ (803)